Accounts Receivable (Tables)	12 Months Ended
Jun. 30, 2020
Receivables [Abstract]
Schedule of accounts receivable
	2020	2019
Accounts receivable, gross	$1,774,792	$1,065,607
Less: allowance for doubtful accounts	-	-
Accounts receivable, net	$1,774,792	$1,065,607